TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
NOTE 9:	TRADE AND OTHER PAYABLES

	December 31
	2022	2021
	USD thousands

Trade payables	212,690	161,812

Other payables:

Contract liabilities	6,540	11,415
Wages, salaries and related expenses	24,539	16,406
Provision for vacation	1,869	1,003
Institutions	1,659	791
Ad spend liability	-	7,729
Onerous contract	1,350	-
Interest to pay	1,504	-
Pledged deposits	362	592
Others	7,882	4,964

	45,705	42,900